Average Annual Total Returns (Invesco Van Kampen Real Estate Securities Fund)	12 Months Ended
	May 02, 2011
Average Annual Total Returns
Since Inception
Return Before Taxes | Class Institutional, Invesco Van Kampen Real Estate Securities Fund
Average Annual Total Returns
Column	Institutional Class : Inception (06/01/10)	[1]
Label	Return Before Taxes
1 Year	24.98%
5 Years	2.29%
10 Years	10.10%
Inception Date	Jun. 01, 2010
Return After Taxes on Distributions | Class Institutional, Invesco Van Kampen Real Estate Securities Fund
Average Annual Total Returns
Column	Institutional Class : Inception (06/01/10)	[1]
Label	Return After Taxes on Distributions
1 Year	24.40%
5 Years	0.56%
10 Years	8.47%
Inception Date	Jun. 01, 2010
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Van Kampen Real Estate Securities Fund
Average Annual Total Returns
Column	Institutional Class : Inception (06/01/10)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	16.20%
5 Years	1.60%
10 Years	8.40%
Inception Date	Jun. 01, 2010
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
FTSE NAREIT All Equity REITs Index
Average Annual Total Returns
Label	FTSE NAREIT All Equity REITs Index
1 Year	27.95%
5 Years	3.03%
10 Years	10.76%
Lipper Real Estate Funds Index
Average Annual Total Returns
Label	Lipper Real Estate Funds Index
1 Year	23.19%	[2]
5 Years	1.83%	[2]
10 Years	9.78%	[2]

[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is June 9, 1994.
[2]	The Lipper Large-Cap Value Funds Index has been added as a peer group benchmark.